SUBSIDIARY PUBLIC ISSUERS (Tables)	6 Months Ended
Jun. 30, 2019
Subsidiary Public Issuer [Abstract]
Condensed Financial Information
The following tables set forth consolidated summary financial information for our partnership, the Fincos, and BIPIC:

FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2019 US$ MILLIONS	Our partnership(2)	The Fincos	BIPIC	Subsidiaries of our partnership other than the Fincos and BIPIC(3)	Consolidating adjustments(4)	Our partnership consolidated

Revenues	$—	$—	$—	$—	$1,685	$1,685
Net income (loss) attributable to partnership(1)	42	—	—	98	(42)	98

FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2018
Revenues	$—	$—	$—	$—	$1,044	$1,044
Net income (loss) attributable to partnership(1)	64	—	—	125	(64)	125

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2019
Revenues	$—	$—	$—	$—	$3,278	$3,278
Net income (loss) attributable to partnership(1)	36	—	—	128	(36)	128

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2018
Revenues	$—	$—	$—	$—	$2,057	$2,057
Net income (loss) attributable to partnership(1)	186	—	—	334	(186)	334

AS OF JUNE 30, 2019
Current assets	$—	$—	$—	$—	$2,816	$2,816
Non-current assets	5,456	—	684	8,253	24,256	38,649
Current liabilities	—	—	—	—	3,978	3,978
Non-current liabilities	—	1,546	76	—	19,632	21,254
Non-controlling interests – Redeemable Partnership Units held by Brookfield	—	—	—	—	1,815	1,815
Non-controlling interests – Exchange LP Units	—	—	—	—	21	21
Non-controlling interests – in operating subsidiaries	—	—	—	—	8,918	8,918
Preferred unitholders	—	—	—	—	935	935

AS OF DECEMBER 31, 2018
Current assets	$—	$—	$—	$—	$2,276	$2,276
Non-current assets	5,449	—	568	8,281	20,006	34,304
Current liabilities	—	—	—	—	2,417	2,417
Non-current liabilities	—	1,483	—	—	18,012	19,495
Non-controlling interests – Redeemable Partnership Units held by Brookfield	—	—	—	—	1,823	1,823
Non-controlling interests – Exchange LP Units	—	—	—	—	71	71
Non-controlling interests – in operating subsidiaries	—	—	—	—	7,303	7,303
Preferred unitholders	$—	$—	$—	$—	$936	$936

1.	Includes net income attributable to non-controlling interest Redeemable Partnership Units held by Brookfield, Exchange LP unitholders, general partner and limited partners.

2.	Includes investments in all subsidiaries of our partnership under the equity method.

3.
Includes investments in all subsidiaries of the Holding LP, Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation and BIP Bermuda Holdings I Limited under the equity method.

4.	Includes elimination of intercompany transactions and balances necessary to present our partnership on a consolidated basis.